Document Information	Mar. 17, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	UNION BANKSHARES, INC.
Entity Central Index Key	0000706863
Entity Incorporation, State or Country Code	VT
Entity File Number	001-15985
Entity Tax Identification Number	03-0283552
Entity Address, Address Line One	20 Lower Main St., P.O. Box 667
Entity Address, City or Town	Morrisville
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05661-0667
City Area Code	802
Local Phone Number	888-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Description	On March 18, 2021, Union Bankshares, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Report”) to report on the adoption on March 17, 2021 of Amended and Restated Bylaws by the Company’s Board of Directors (the “Board”). The narrative description of the amendments in the Report incorrectly stated that Section 2.1 of the Amended and Restated Bylaws provides that the annual meeting of shareholders will be held on the third Tuesday in May each year, subject to the discretion of the Board to establish a different date. The correct date for the holding of the annual meeting of shareholders, as provided in Section 2.1 of the Amended and Restated Bylaws, is the third Wednesday in May, subject to the discretion of the Board to establish a different date.